RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Financing activities from discontinued operations for leases	$ 13
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Financing activities from discontinued operations for leases		$ 2,064